Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Entity Registrant Name	Future Healthcare of America
Entity Central Index Key	0001552845
Entity Filer Category	Smaller Reporting Company